Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale investments, short-term	$ 43,000	$ 67,000
Available for sale investments, long-term	100,000	133,000
Gross unrealized gains	1,000	1,000
Gross unrealized losses	1,000	1,000
Net gains (losses) from foreign currency forward contracts	10,000	47,000	$ (21,000)
Foreign Exchange Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional amount of foreign currency derivatives	633,000
Recurring Basis | Foreign Exchange Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency forward contracts, Assets	9,176	2,225
Balance held by majority-owned subsidiaries
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits held by company's majority-owned subsidiaries	$ 261,000	$ 283,000